SIGNIFICANT ACCOUNTING POLICIES - Taxes Payables (Details) - ARS ($)						12 Months Ended						14 Months Ended
	Jan. 01, 2019	Mar. 01, 2018	Feb. 28, 2018	Nov. 15, 2017	Nov. 14, 2017	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Argentina
Significant accounting policies
Applicable tax rate							25.00%	30.00%	30.00%	35.00%	35.00%
Tax rate on minimum presumed income									1.00%
Number of years for which tax on assets creditable against income tax liability									10 years
Tax rate for SU fund									1.00%
Percentage of effective tax amounts paid eligible for VAT credit									100.00%
Withholding tax rate on dividends							13.00%	7.00%	7.00%
Equalization tax rate percentage, repealed									35.00%
Capital gain tax rate for individuals or foreign beneficiaries									15.00%
Presumed net gain percentage on sale price for calculating capital gain tax									90.00%
Capital gain tax rate for local legal entities							25.00%	30.00%	30.00%
Real estate (qualifying as property, plant and equipment) revaluation tax percentage									8.00%
Real estate (qualifying as inventories) revaluation tax percentage									15.00%
Shares, quotas and other participations owned by resident individuals revaluation tax percentage									5.00%
All other assets revaluation tax percentage									10.00%
Minimum accumulated CPI criteria for past three years for implementing inflation adjustment procedure									100.00%
Accumulated CPI variation for first year after inflation adjustment effective									55.00%
Accumulated CPI variation for second year after inflation adjustment effective									35.00%
Accumulated CPI variation for third year after inflation adjustment effective									15.00%
Effective internal tax rate, mobile telephone services		5.26%	4.16%
Effective internal tax rate, sale of mobile phones and other wireless networks that will decrease gradually until its complete phase out as of January 1, 2024					20.48%			9.89%				11.73%
Effective internal tax rate, goods manufacture in Tierra del Fuego				0.00%
Tax credit percentage for operations taxed at reduced rate									20.00%
Percentage of employers' contributions						19.50%				21.00%
Social security, non-taxable base						$ 12,000		$ 7,003.68	$ 2,400
Maximum percentage of export duty chargeable on services exported to abroad									30.00%
Percentage of export duty on services exported to abroad									12.00%
The maximum limit for each dollar of taxable value of said operation payable on a monthly basis									$ 4
Turnover Tax, communications rate						3.00%			5.00%
Turnover Tax, mobile telephone rate						5.00%			7.00%
Stamp Tax rate percentage	0.75%
Argentina | Minimum
Significant accounting policies
SU tax rate for cable operators									2.00%
Tax rate percentage on copyrights paid to several institutions									0.10%
Argentina | Maximum
Significant accounting policies
SU tax rate for cable operators									5.00%
Tax rate percentage on copyrights paid to several institutions									1.00%
Annual reduction in tax on deposits to and withdrawals from bank accounts									(20.00%)
Tax on bank account deposits and withdrawals considered as advance payment for percentage of tax originated									33.00%
Uruguay
Significant accounting policies
Applicable tax rate									25.00%	25.00%	25.00%
Paraguay
Significant accounting policies
Applicable tax rate									10.00%	10.00%	10.00%
Additional tax rate (as a percent)									5.00%	5.00%	5.00%
Effective tax rate									15.00%	15.00%	15.00%
United States of America
Significant accounting policies
Applicable tax rate									26.50%	39.50%
Effective tax rate									26.50%	39.50%	39.50%
Flat federal income tax rate									21.00%